UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number   811-07507

DWS Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2010

ITEM 1.	REPORT TO STOCKHOLDERS

DECEMBER 31, 2010

ANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Equity 500 Index VIP

Contents
5 Performance Summary
6 Information About Your Fund's Expenses
7 Management Summary
8 Portfolio Summary
9 Investment Portfolio
20 Statement of Assets and Liabilities
21 Statement of Operations
22 Statement of Changes in Net Assets
26 Financial Highlights
27 Notes to Financial Statements
32 Report of Independent Registered Public Accounting Firm
33 Tax Information
33 Proxy Voting
34 Investment Management Agreement Approval
37 Summary of Management Fee Evaluation by Independent Fee Consultant
39 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. Any decline in value of a fund security that is out on loan by the portfolio will adversely affect performance. Financial failure of the borrower may mean a delay in recovery or loss of rights in the collateral. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2010

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2010 are 0.34%, 0.59% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Fund returns during the 3-year, 5-year and 10-year periods shown reflect a fee waiver/and or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.
Growth of an Assumed $10,000 Investment
[] DWS Equity 500 Index VIP — Class A [] S&P 500® Index
The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2010)
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,470	$9,107	$11,077	$11,212
	Average annual total return	14.70%	-3.07%	2.07%	1.15%
S&P 500 Index	Growth of $10,000	$11,506	$9,168	$11,199	$11,507
	Average annual total return	15.06%	-2.86%	2.29%	1.41%
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$11,452	$9,044	$10,947	$13,288
	Average annual total return	14.52%	-3.30%	1.83%	3.33%
S&P 500 Index	Growth of $10,000	$11,506	$9,168	$11,199	$13,864
	Average annual total return	15.06%	-2.86%	2.29%	3.84%
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	Life of Class**
Class B2	Growth of $10,000	$11,429	$9,006	$10,878	$11,004
	Average annual total return	14.29%	-3.43%	1.70%	1.82%
S&P 500 Index	Growth of $10,000	$11,506	$9,168	$11,199	$11,433
	Average annual total return	15.06%	-2.86%	2.29%	2.58%

The growth of $10,000 is cumulative.

* The Fund commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

** The Fund commenced offering Class B2 shares on September 16, 2005. Index returns began on September 30, 2005.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2010 to December 31, 2010).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2010
Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/10	$1,230.80	$1,229.70	$1,227.80
Expenses Paid per $1,000*	$1.86	$3.26	$4.10

Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/10	$1,023.54	$1,022.28	$1,021.53
Expenses Paid per $1,000*	$1.68	$2.96	$3.72

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.33%	.58%	.73%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Management Summary December 31, 2010

Although concerns about the outlook for economic growth periodically weighed on investor sentiment during the past 12 months, the Standard & Poor's 500® (S&P 500) Index finished the period with a healthy gain of 15.06%, thanks to three important trends. First, the US economy moved to a firmer footing than where it stood one year ago, causing investor fears of a "double-dip" recession to fade gradually into the background. Second, stock prices were energized by the overall health of US corporations, as demonstrated by strong corporate earnings results, cash-rich balance sheets and — in many cases — attractive dividend yields relative to bonds. The monetary policy of the US Federal Reserve Board (the Fed) was a third pillar of positive stock market performance. The Fed kept rates near zero for the full 12-month period and initiated its policy of "quantitative easing" in order to boost growth. Together, these favorable developments helped stocks continue their long climb off of the crisis lows of March 2009.

The Fund returned 14.70% during 2010 (Class A shares, unadjusted for contract charges). Since the Fund's investment strategy is to replicate the performance of the S&P 500 Index as closely as possible before the deduction of expenses, the Fund's return is normally close to the return of the index.

Heightened investor risk appetites and hopes for improving growth translated into outperformance for the higher-beta and economically sensitive areas of the market during 2010.1 The top-performing market segment was the consumer discretionary sector, which delivered a return nearly double that of the market as a whole. The improving outlook for economic growth, particularly in the latter part of the period, fueled gains of over 20% in numerous restaurant and retail stocks. The environment of expanding global growth and rising commodity prices also boosted stocks in the industrials, materials and energy sectors.

The weakest-performing areas of the stock market were generally those seen as being most defensive and least sensitive to economic trends, such as consumer staples, health care and utilities. Technology stocks, while providing a double-digit return, also trailed the overall market. Large-cap tech stocks such as Microsoft Corp., Cisco Systems, Inc. and Intel Corp., among others, underperformed due to concerns about their future growth potential. Similarly, financial stocks gained 10%-plus as a group but fell short of the benchmark return. Many stocks in the sector remained under pressure from regulatory concerns and difficulties relating to the slow recovery from the housing and mortgage crisis of 2008.

We continue to follow a passive strategy designed to provide returns that approximate those of the benchmark.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

Risk Considerations

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund's performance to differ from that of the index. Any decline in value of a fund security that is out on loan by the Fund will adversely affect performance. Financial failure of the borrower may mean a delay in recovery or loss of rights in the collateral. Stocks may decline in value. See the prospectus for details.

The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Fund's advisor. DWS Equity 500 Index VIP is not sponsored, endorsed, sold, nor promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. There is no guarantee that the Fund will be able to mirror the S&P 500 index closely enough to track its performance.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 Beta is a measure of volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

Portfolio management market commentary is as of December 31, 2010, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance does not guarantee future results. Current and future portfolio holdings are subject to risk.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/10	12/31/09

Common Stocks	99%	98%
Cash Equivalents*	1%	2%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/10	12/31/09

Information Technology	19%	20%
Financials	16%	14%
Energy	12%	11%
Industrials	11%	10%
Health Care	11%	13%
Consumer Staples	11%	11%
Consumer Discretionary	10%	10%
Materials	4%	4%
Utilities	3%	4%
Telecommunication Services	3%	3%
	100%	100%

Ten Largest Equity Holdings (18.3% of Net Assets)
1. Exxon Mobil Corp. Explorer and producer of oil and gas	3.2%
2. Apple, Inc. Manufacturer of personal computers and communication solutions	2.5%
3. Microsoft Corp. Developer of computer software	1.8%
4. General Electric Co. A diversified company provider of services to the technology, media and financial industries	1.7%
5. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.6%
6. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.6%
7. Procter & Gamble Co. Manufacturer of diversified consumer products	1.5%
8. AT&T, Inc. Provider of communications services	1.5%
9. Johnson & Johnson Provider of health care products	1.5%
10. JPMorgan Chase & Co. Provider of global financial services	1.4%

Asset allocation, sector diversification, and holdings are subject to change.

* In order to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market, the Fund invests in futures contracts.

For more complete details about the Fund's investment portfolio, see page 9.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio December 31, 2010
	Shares	Value ($)

Common Stocks 98.5%
Consumer Discretionary 10.5%
Auto Components 0.3%
Goodyear Tire & Rubber Co.*	16,251	192,575
Johnson Controls, Inc.	44,891	1,714,836
		1,907,411
Automobiles 0.6%
Ford Motor Co.* (a)	249,604	4,190,851
Harley-Davidson, Inc.	15,811	548,168
		4,739,019
Distributors 0.1%
Genuine Parts Co.	10,263	526,902
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	8,558	337,956
DeVry, Inc.	4,136	198,445
H&R Block, Inc.	20,413	243,119
		779,520
Hotels Restaurants & Leisure 1.7%
Carnival Corp. (Units)	28,525	1,315,288
Darden Restaurants, Inc.	9,308	432,263
International Game Technology	19,874	351,571
Marriott International, Inc. "A" (a)	18,896	784,940
McDonald's Corp.	70,514	5,412,655
Starbucks Corp. (a)	49,114	1,578,033
Starwood Hotels & Resorts Worldwide, Inc. (a)	12,542	762,303
Wyndham Worldwide Corp.	11,793	353,318
Wynn Resorts Ltd.	5,057	525,119
Yum! Brands, Inc.	31,161	1,528,447
		13,043,937
Household Durables 0.4%
D.R. Horton, Inc.	19,022	226,932
Fortune Brands, Inc.	10,247	617,382
Harman International Industries, Inc.*	4,700	217,610
Leggett & Platt, Inc.	10,054	228,829
Lennar Corp. "A" (a)	10,645	199,594
Newell Rubbermaid, Inc.	19,486	354,256
Pulte Group, Inc.* (a)	22,422	168,613
Stanley Black & Decker, Inc.	11,139	744,865
Whirlpool Corp. (a)	5,118	454,632
		3,212,713
Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	23,630	4,253,400
Expedia, Inc.	13,574	340,572
Netflix, Inc.*	2,924	513,747
Priceline.com, Inc.*	3,255	1,300,535
		6,408,254
Leisure Equipment & Products 0.1%
Hasbro, Inc.	9,186	433,395
Mattel, Inc. (a)	23,458	596,537
		1,029,932
Media 3.1%
Cablevision Systems Corp. (New York Group) "A"	16,183	547,633
CBS Corp. "B" (a)	45,758	871,690
Comcast Corp. "A"	185,861	4,083,366
DIRECTV "A"*	55,556	2,218,351
	Shares	Value ($)

Discovery Communications, Inc. "A"* (a)	19,148	798,472
Gannett Co., Inc.	15,768	237,939
Interpublic Group of Companies, Inc.*	32,753	347,837
McGraw-Hill Companies, Inc.	20,122	732,642
Meredith Corp. (a)	2,488	86,209
News Corp. "A"	152,058	2,213,964
Omnicom Group, Inc.	19,883	910,641
Scripps Networks Interactive "A"	5,962	308,533
Time Warner Cable, Inc.	23,619	1,559,563
Time Warner, Inc.	73,978	2,379,872
Viacom, Inc. "B"	40,249	1,594,263
Walt Disney Co.	126,205	4,733,950
Washington Post Co. "B" (a)	372	163,494
		23,788,419
Multiline Retail 0.8%
Big Lots, Inc.*	5,059	154,097
Family Dollar Stores, Inc.	8,430	419,055
J.C. Penney Co., Inc.	15,832	511,532
Kohl's Corp.*	19,320	1,049,849
Macy's, Inc.	28,452	719,835
Nordstrom, Inc. (a)	11,306	479,148
Sears Holdings Corp.* (a)	2,909	214,539
Target Corp.	47,167	2,836,152
		6,384,207
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A"	5,818	335,291
AutoNation, Inc.*	4,318	121,768
AutoZone, Inc.*	1,787	487,118
Bed Bath & Beyond, Inc.*	17,129	841,890
Best Buy Co., Inc.	22,219	761,889
CarMax, Inc.*	15,084	480,878
GameStop Corp. "A"* (a)	10,351	236,831
Home Depot, Inc. (a)	109,283	3,831,462
Limited Brands, Inc. (a)	17,798	546,933
Lowe's Companies, Inc.	91,996	2,307,260
O'Reilly Automotive, Inc.*	9,168	553,931
RadioShack Corp. (a)	7,420	137,196
Ross Stores, Inc.	8,145	515,171
Staples, Inc.	47,780	1,087,951
The Gap, Inc. (a)	28,828	638,252
Tiffany & Co.	8,483	528,236
TJX Companies, Inc.	26,214	1,163,639
Urban Outfitters, Inc.*	8,600	307,966
		14,883,662
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	19,627	1,085,569
NIKE, Inc. "B" (a)	25,402	2,169,839
Polo Ralph Lauren Corp.	4,347	482,169
VF Corp. (a)	5,864	505,360
		4,242,937
Consumer Staples 10.5%
Beverages 2.5%
Brown-Forman Corp. "B" (a)	6,998	487,201
Coca-Cola Co.	154,811	10,181,919
Coca-Cola Enterprises, Inc.	22,852	571,986
Constellation Brands, Inc. "A"*	11,807	261,525
Dr. Pepper Snapple Group, Inc.	15,273	536,999
	Shares	Value ($)

Molson Coors Brewing Co. "B" (a)	10,675	535,778
PepsiCo, Inc.	105,707	6,905,838
		19,481,246
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	28,806	2,080,081
CVS Caremark Corp.	90,604	3,150,301
Kroger Co.	42,160	942,698
Safeway, Inc.	25,024	562,790
SUPERVALU, Inc. (a)	13,849	133,366
Sysco Corp. (a)	38,731	1,138,691
Wal-Mart Stores, Inc.	130,750	7,051,348
Walgreen Co.	61,745	2,405,585
Whole Foods Market, Inc.*	9,843	497,957
		17,962,817
Food Products 1.7%
Archer-Daniels-Midland Co.	42,295	1,272,234
Campbell Soup Co. (a)	12,940	449,665
ConAgra Foods, Inc.	29,633	669,113
Dean Foods Co.* (a)	11,939	105,541
General Mills, Inc.	42,651	1,517,949
H.J. Heinz Co. (a)	21,250	1,051,025
Hormel Foods Corp.	4,717	241,793
Kellogg Co.	16,732	854,671
Kraft Foods, Inc. "A"	116,386	3,667,323
McCormick & Co., Inc. (a)	8,856	412,070
Mead Johnson Nutrition Co.	13,769	857,120
Sara Lee Corp.	42,929	751,687
The Hershey Co. (a)	10,410	490,831
The J.M. Smucker Co. (a)	8,073	529,992
Tyson Foods, Inc. "A"	19,942	343,401
		13,214,415
Household Products 2.2%
Clorox Co.	9,432	596,857
Colgate-Palmolive Co. (a)	32,159	2,584,619
Kimberly-Clark Corp.	27,140	1,710,906
Procter & Gamble Co.	186,615	12,004,943
		16,897,325
Personal Products 0.2%
Avon Products, Inc. (a)	28,835	837,945
Estee Lauder Companies, Inc. "A" (a)	7,600	613,320
		1,451,265
Tobacco 1.6%
Altria Group, Inc.	139,126	3,425,282
Lorillard, Inc.	9,871	810,014
Philip Morris International, Inc.	121,018	7,083,184
Reynolds American, Inc.	22,656	739,039
		12,057,519
Energy 11.8%
Energy Equipment & Services 2.1%
Baker Hughes, Inc.	28,666	1,638,835
Cameron International Corp.*	15,965	809,904
Diamond Offshore Drilling, Inc.	4,672	312,417
FMC Technologies, Inc.* (a)	7,842	697,232
Halliburton Co.	60,708	2,478,708
Helmerich & Payne, Inc. (a)	7,177	347,941
Nabors Industries Ltd.*	19,072	447,429
National Oilwell Varco, Inc.	27,934	1,878,562
Rowan Companies, Inc.*	8,524	297,573
Schlumberger Ltd.	91,060	7,603,510
		16,512,111
	Shares	Value ($)

Oil, Gas & Consumable Fuels 9.7%
Anadarko Petroleum Corp.	33,013	2,514,270
Apache Corp.	25,486	3,038,696
Cabot Oil & Gas Corp.	6,971	263,852
Chesapeake Energy Corp.	43,465	1,126,178
Chevron Corp.	134,213	12,246,936
ConocoPhillips	97,955	6,670,736
CONSOL Energy, Inc.	14,814	722,034
Denbury Resources, Inc.*	26,922	513,941
Devon Energy Corp.	28,790	2,260,303
El Paso Corp.	47,299	650,834
EOG Resources, Inc. (a)	16,931	1,547,663
EQT Corp. (a)	9,982	447,593
Exxon Mobil Corp.	336,268	24,587,916
Hess Corp.	19,938	1,526,055
Marathon Oil Corp.	47,230	1,748,927
Massey Energy Co.	6,864	368,254
Murphy Oil Corp.	12,702	946,934
Newfield Exploration Co.*	8,748	630,818
Noble Energy, Inc.	11,558	994,913
Occidental Petroleum Corp.	54,193	5,316,333
Peabody Energy Corp. (a)	17,868	1,143,195
Pioneer Natural Resources Co.	7,788	676,154
QEP Resources, Inc.	11,777	427,623
Range Resources Corp.	10,732	482,725
Southwestern Energy Co.*	23,248	870,173
Spectra Energy Corp. (a)	42,965	1,073,695
Sunoco, Inc.	8,065	325,100
Tesoro Corp.*	9,218	170,902
Valero Energy Corp.	38,112	881,149
Williams Companies, Inc.	39,350	972,732
		75,146,634
Financials 15.8%
Capital Markets 2.5%
Ameriprise Financial, Inc.	16,648	958,092
Bank of New York Mellon Corp.	82,591	2,494,248
Charles Schwab Corp.	65,660	1,123,443
E*TRADE Financial Corp.*	13,066	209,056
Federated Investors, Inc. "B" (a)	6,350	166,179
Franklin Resources, Inc.	9,781	1,087,745
Invesco Ltd.	31,130	748,988
Janus Capital Group, Inc.	12,271	159,155
Legg Mason, Inc. (a)	10,300	373,581
Morgan Stanley	100,832	2,743,639
Northern Trust Corp.	17,197	952,886
State Street Corp.	33,352	1,545,532
T. Rowe Price Group, Inc.	16,975	1,095,566
The Goldman Sachs Group, Inc.	34,085	5,731,734
		19,389,844
Commercial Banks 2.9%
BB&T Corp. (a)	45,658	1,200,349
Comerica, Inc. (a)	11,858	500,882
Fifth Third Bancorp.	53,466	784,881
First Horizon National Corp.	15,830	186,480
Huntington Bancshares, Inc.	58,144	399,449
KeyCorp	58,749	519,929
M&T Bank Corp.	8,027	698,750
Marshall & Ilsley Corp.	35,932	248,650
PNC Financial Services Group, Inc.	34,985	2,124,289
Regions Financial Corp.	83,546	584,822
SunTrust Banks, Inc. (a)	32,910	971,174
US Bancorp.	127,688	3,443,745
	Shares	Value ($)

Wells Fargo & Co. (a)	349,745	10,838,598
Zions Bancorp.	11,943	289,379
		22,791,377
Consumer Finance 0.7%
American Express Co.	69,706	2,991,781
Capital One Financial Corp.	30,342	1,291,356
Discover Financial Services	36,615	678,476
SLM Corp.*	33,035	415,911
		5,377,524
Diversified Financial Services 4.2%
Bank of America Corp.	672,112	8,965,974
Citigroup, Inc.*	1,935,779	9,156,235
CME Group, Inc.	4,449	1,431,466
IntercontinentalExchange, Inc.*	4,942	588,839
JPMorgan Chase & Co.	260,543	11,052,234
Leucadia National Corp.	13,272	387,277
Moody's Corp. (a)	13,692	363,386
NYSE Euronext	17,581	527,078
The NASDAQ OMX Group, Inc.*	9,330	221,214
		32,693,703
Insurance 3.8%
ACE Ltd.	22,531	1,402,555
Aflac, Inc.	31,254	1,763,663
Allstate Corp.	35,611	1,135,279
American International Group, Inc.* (a)	9,419	542,723
Aon Corp.	22,235	1,023,032
Assurant, Inc.	7,087	272,991
Berkshire Hathaway, Inc. "B"*	115,372	9,242,451
Chubb Corp.	20,204	1,204,967
Cincinnati Financial Corp. (a)	10,538	333,949
Genworth Financial, Inc. "A"*	33,226	436,590
Hartford Financial Services Group, Inc.	29,864	791,097
Lincoln National Corp. (a)	21,263	591,324
Loews Corp.	20,898	813,141
Marsh & McLennan Companies, Inc. (a)	36,047	985,525
MetLife, Inc.	60,238	2,676,977
Principal Financial Group, Inc. (a)	21,554	701,798
Progressive Corp.	44,392	882,069
Prudential Financial, Inc.	32,289	1,895,687
The Travelers Companies, Inc. (a)	30,563	1,702,665
Torchmark Corp. (a)	5,374	321,043
Unum Group	21,316	516,273
XL Group PLC	21,826	476,243
		29,712,042
Real Estate Investment Trusts 1.5%
Apartment Investment & Management Co. "A" (REIT)	7,725	199,614
AvalonBay Communities, Inc. (REIT) (a)	5,757	647,950
Boston Properties, Inc. (REIT) (a)	9,245	795,994
Equity Residential (REIT) (a)	19,185	996,661
HCP, Inc. (REIT) (a)	24,540	902,827
Health Care REIT, Inc. (REIT) (a)	9,425	449,007
Host Hotels & Resorts, Inc. (REIT) (a)	44,396	793,356
Kimco Realty Corp. (REIT) (a)	27,311	492,690
Plum Creek Timber Co., Inc. (REIT) (a)	10,835	405,771
ProLogis (REIT) (a)	38,254	552,388
Public Storage (REIT) (a)	9,236	936,715
	Shares	Value ($)

Simon Property Group, Inc. (REIT)	19,445	1,934,583
Ventas, Inc. (REIT)	10,500	551,040
Vornado Realty Trust (REIT) (a)	10,736	894,631
Weyerhaeuser Co. (REIT)	36,062	682,654
		11,235,881
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"*	19,406	397,435
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc. (a)	33,890	431,758
People's United Financial, Inc. (a)	23,677	331,715
		763,473
Health Care 10.7%
Biotechnology 1.3%
Amgen, Inc.* (a)	62,927	3,454,692
Biogen Idec, Inc.* (a)	15,985	1,071,794
Celgene Corp.* (a)	31,309	1,851,614
Cephalon, Inc.* (a)	5,021	309,896
Genzyme Corp.*	17,380	1,237,456
Gilead Sciences, Inc.*	54,040	1,958,410
		9,883,862
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	38,825	1,965,322
Becton, Dickinson & Co.	15,282	1,291,635
Boston Scientific Corp.*	101,955	771,799
C.R. Bard, Inc. (a)	6,278	576,132
CareFusion Corp.*	14,868	382,108
DENTSPLY International, Inc. (a)	9,495	324,444
Intuitive Surgical, Inc.* (a)	2,639	680,202
Medtronic, Inc.	72,047	2,672,223
St. Jude Medical, Inc.*	22,629	967,390
Stryker Corp. (a)	22,672	1,217,486
Varian Medical Systems, Inc.* (a)	8,037	556,803
Zimmer Holdings, Inc.* (a)	12,985	697,035
		12,102,579
Health Care Providers & Services 1.9%
Aetna, Inc.	26,910	821,024
AmerisourceBergen Corp.	18,101	617,606
Cardinal Health, Inc.	23,028	882,203
CIGNA Corp.	18,229	668,275
Coventry Health Care, Inc.*	9,905	261,492
DaVita, Inc.*	6,342	440,706
Express Scripts, Inc.*	35,092	1,896,723
Humana, Inc.*	11,265	616,646
Laboratory Corp. of America Holdings* (a)	6,865	603,571
McKesson Corp.	16,788	1,181,539
Medco Health Solutions, Inc.*	28,234	1,729,897
Patterson Companies, Inc. (a)	6,474	198,299
Quest Diagnostics, Inc.	9,529	514,280
Tenet Healthcare Corp.*	32,273	215,906
UnitedHealth Group, Inc.	73,257	2,645,310
WellPoint, Inc.*	26,159	1,487,401
		14,780,878
Health Care Technology 0.1%
Cerner Corp.* (a)	4,836	458,163
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.*	22,841	946,303
Life Technologies Corp.*	12,613	700,021
PerkinElmer, Inc. (a)	7,891	203,746
Thermo Fisher Scientific, Inc.*	26,400	1,461,504
Waters Corp.*	6,131	476,440
		3,788,014
	Shares	Value ($)

Pharmaceuticals 5.4%
Abbott Laboratories	103,187	4,943,689
Allergan, Inc.	20,408	1,401,417
Bristol-Myers Squibb Co.	113,988	3,018,402
Eli Lilly & Co. (a)	67,775	2,374,836
Forest Laboratories, Inc.*	18,743	599,401
Hospira, Inc.*	10,979	611,421
Johnson & Johnson	183,185	11,329,992
King Pharmaceuticals, Inc.*	6,039	84,848
Merck & Co., Inc.	205,546	7,407,878
Mylan, Inc.*	28,721	606,875
Pfizer, Inc.	534,231	9,354,385
Watson Pharmaceuticals, Inc.*	8,199	423,478
		42,156,622
Industrials 10.8%
Aerospace & Defense 2.6%
Boeing Co.	48,883	3,190,105
General Dynamics Corp.	25,168	1,785,921
Goodrich Corp.	8,426	742,078
Honeywell International, Inc.	52,029	2,765,862
ITT Corp. (a)	12,377	644,965
L-3 Communications Holdings, Inc.	7,621	537,204
Lockheed Martin Corp. (a)	19,705	1,377,577
Northrop Grumman Corp.	19,432	1,258,805
Precision Castparts Corp.	9,470	1,318,319
Raytheon Co.	24,110	1,117,257
Rockwell Collins, Inc.	10,515	612,604
United Technologies Corp.	61,652	4,853,245
		20,203,942
Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	10,943	877,519
Expeditors International of Washington, Inc.	14,320	781,872
FedEx Corp.	20,944	1,948,002
United Parcel Service, Inc. "B"	65,973	4,788,320
		8,395,713
Airlines 0.1%
Southwest Airlines Co.	49,916	647,910
Building Products 0.0%
Masco Corp.	23,791	301,194
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	7,306	309,336
Cintas Corp. (a)	8,566	239,505
Iron Mountain, Inc. (a)	13,483	337,210
Pitney Bowes, Inc. (a)	13,829	334,385
R.R. Donnelley & Sons Co.	14,037	245,227
Republic Services, Inc.	20,670	617,206
Stericycle, Inc.* (a)	5,753	465,533
Waste Management, Inc. (a)	31,668	1,167,599
		3,716,001
Construction & Engineering 0.2%
Fluor Corp.	11,731	777,296
Jacobs Engineering Group, Inc.*	8,371	383,810
Quanta Services, Inc.*	14,683	292,486
		1,453,592
Electrical Equipment 0.5%
Emerson Electric Co.	50,194	2,869,591
Rockwell Automation, Inc.	9,316	668,050
Roper Industries, Inc.	6,408	489,764
		4,027,405
	Shares	Value ($)

Industrial Conglomerates 2.4%
3M Co.	47,738	4,119,789
General Electric Co.	710,273	12,990,893
Textron, Inc. (a)	18,416	435,354
Tyco International Ltd.	32,520	1,347,629
		18,893,665
Machinery 2.3%
Caterpillar, Inc.	42,307	3,962,474
Cummins, Inc.	13,122	1,443,551
Danaher Corp.	35,654	1,681,799
Deere & Co.	28,251	2,346,246
Dover Corp. (a)	12,580	735,301
Eaton Corp.	11,134	1,130,212
Flowserve Corp.	3,779	450,532
Illinois Tool Works, Inc.	33,070	1,765,938
Ingersoll-Rand PLC (a)	21,386	1,007,067
PACCAR, Inc. (a)	24,291	1,394,789
Pall Corp.	7,739	383,700
Parker Hannifin Corp.	10,626	917,024
Snap-on, Inc.	3,844	217,493
		17,436,126
Professional Services 0.1%
Dun & Bradstreet Corp.	3,376	277,136
Equifax, Inc.	8,324	296,334
Robert Half International, Inc. (a)	9,808	300,125
		873,595
Road & Rail 0.8%
CSX Corp.	24,871	1,606,915
Norfolk Southern Corp.	24,168	1,518,234
Ryder System, Inc.	3,482	183,293
Union Pacific Corp.	32,911	3,049,533
		6,357,975
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	9,911	593,768
W.W. Grainger, Inc.	3,783	522,470
		1,116,238
Information Technology 18.4%
Communications Equipment 2.2%
Cisco Systems, Inc.*	369,545	7,475,895
F5 Networks, Inc.*	5,302	690,108
Harris Corp.	8,680	393,204
JDS Uniphase Corp.*	15,065	218,141
Juniper Networks, Inc.*	34,672	1,280,090
Motorola, Inc.*	155,908	1,414,086
QUALCOMM, Inc.	107,918	5,340,862
Tellabs, Inc.	24,419	165,561
		16,977,947
Computers & Peripherals 4.4%
Apple, Inc.*	61,155	19,726,157
Dell, Inc.* (a)	111,648	1,512,830
EMC Corp.*	137,344	3,145,178
Hewlett-Packard Co.	151,262	6,368,130
Lexmark International, Inc. "A"*	5,414	188,516
NetApp, Inc.*	23,943	1,315,907
QLogic Corp.*	6,798	115,702
SanDisk Corp.*	15,788	787,190
Western Digital Corp.*	15,450	523,755
		33,683,365
	Shares	Value ($)

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	11,718	618,476
Corning, Inc.	104,153	2,012,236
FLIR Systems, Inc.* (a)	10,533	313,357
Jabil Circuit, Inc.	13,089	262,958
Molex, Inc. (a)	9,270	210,614
		3,417,641
Internet Software & Services 1.9%
Akamai Technologies, Inc.*	12,258	576,739
eBay, Inc.*	76,424	2,126,880
Google, Inc. "A"*	16,630	9,877,721
Monster Worldwide, Inc.* (a)	8,668	204,825
VeriSign, Inc. (a)	11,610	379,298
Yahoo!, Inc.*	86,587	1,439,942
		14,605,405
IT Services 3.0%
Automatic Data Processing, Inc.	32,822	1,519,002
Cognizant Technology Solutions Corp. "A"*	20,148	1,476,647
Computer Sciences Corp.	10,337	512,715
Fidelity National Information Services, Inc.	17,913	490,637
Fiserv, Inc.* (a)	10,036	587,708
International Business Machines Corp. (a)	82,865	12,161,268
MasterCard, Inc. "A"	6,436	1,442,372
Paychex, Inc.	21,046	650,532
SAIC, Inc.*	19,685	312,204
Teradata Corp.*	11,230	462,227
Total System Services, Inc.	10,827	166,519
Visa, Inc. "A" (a)	32,460	2,284,535
Western Union Co. (a)	44,126	819,420
		22,885,786
Office Electronics 0.1%
Xerox Corp.	91,693	1,056,303
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.*	38,427	314,333
Altera Corp. (a)	20,988	746,753
Analog Devices, Inc.	20,041	754,944
Applied Materials, Inc. (a)	89,024	1,250,787
Broadcom Corp. "A"	30,138	1,312,510
First Solar, Inc.* (a)	3,632	472,668
Intel Corp.	372,050	7,824,212
KLA-Tencor Corp. (a)	11,230	433,927
Linear Technology Corp. (a)	14,790	511,586
LSI Corp.*	42,126	252,335
MEMC Electronic Materials, Inc.*	15,124	170,296
Microchip Technology, Inc. (a)	12,100	413,941
Micron Technology, Inc.* (a)	55,740	447,035
National Semiconductor Corp. (a)	16,528	227,425
Novellus Systems, Inc.*	6,031	194,922
NVIDIA Corp.*	38,990	600,446
Teradyne, Inc.* (a)	12,134	170,361
Texas Instruments, Inc. (a)	78,309	2,545,043
Xilinx, Inc.	17,365	503,238
		19,146,762
Software 3.9%
Adobe Systems, Inc.*	33,564	1,033,100
Autodesk, Inc.* (a)	15,270	583,314
BMC Software, Inc.*	11,944	563,040
CA, Inc.	25,829	631,261
	Shares	Value ($)

Citrix Systems, Inc.*	12,614	862,924
Compuware Corp.*	14,854	173,346
Electronic Arts, Inc.*	22,239	364,275
Intuit, Inc.*	18,700	921,910
McAfee, Inc.*	10,014	463,748
Microsoft Corp.	501,985	14,015,421
Novell, Inc.*	23,846	141,168
Oracle Corp.	258,005	8,075,557
Red Hat, Inc.*	12,731	581,170
Salesforce.com, Inc.*	7,798	1,029,336
Symantec Corp.*	51,254	857,992
		30,297,562
Materials 3.7%
Chemicals 2.1%
Air Products & Chemicals, Inc.	14,220	1,293,309
Airgas, Inc.	4,968	310,301
CF Industries Holdings, Inc.	4,780	646,017
Dow Chemical Co.	77,356	2,640,934
E.I. du Pont de Nemours & Co. (a)	60,853	3,035,348
Eastman Chemical Co.	4,848	407,620
Ecolab, Inc.	15,348	773,846
FMC Corp. (a)	4,928	393,698
International Flavors & Fragrances, Inc.	5,362	298,074
Monsanto Co.	35,756	2,490,048
PPG Industries, Inc.	10,734	902,407
Praxair, Inc. (a)	20,438	1,951,216
Sigma-Aldrich Corp.	7,904	526,090
The Sherwin-Williams Co.	6,048	506,520
		16,175,428
Construction Materials 0.1%
Vulcan Materials Co. (a)	8,646	383,536
Containers & Packaging 0.2%
Ball Corp.	6,004	408,572
Bemis Co., Inc.	7,229	236,099
Owens-Illinois, Inc.*	10,889	334,293
Sealed Air Corp.	10,958	278,881
		1,257,845
Metals & Mining 1.2%
AK Steel Holding Corp. (a)	7,385	120,893
Alcoa, Inc.	67,580	1,040,056
Allegheny Technologies, Inc. (a)	6,565	362,257
Cliffs Natural Resources, Inc.	9,134	712,543
Freeport-McMoRan Copper & Gold, Inc.	31,421	3,773,348
Newmont Mining Corp.	32,789	2,014,228
Nucor Corp. (a)	20,873	914,655
Titanium Metals Corp.*	6,057	104,059
United States Steel Corp. (a)	9,671	564,980
		9,607,019
Paper & Forest Products 0.1%
International Paper Co.	28,750	783,150
MeadWestvaco Corp.	11,220	293,515
		1,076,665
Telecommunication Services 3.1%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	393,944	11,574,075
CenturyLink, Inc. (a)	20,027	924,647
Frontier Communications Corp.	66,817	650,129
Qwest Communications International, Inc.	117,077	890,956
	Shares	Value ($)

Verizon Communications, Inc.	188,289	6,736,980
Windstream Corp.	32,607	454,542
		21,231,329
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	26,565	1,371,817
MetroPCS Communications, Inc.* (a)	17,388	219,610
Sprint Nextel Corp.* (a)	200,650	848,749
		2,440,176
Utilities 3.2%
Electric Utilities 1.7%
Allegheny Energy, Inc.	11,335	274,761
American Electric Power Co., Inc.	31,858	1,146,251
Duke Energy Corp. (a)	88,146	1,569,880
Edison International	21,524	830,827
Entergy Corp.	11,957	846,914
Exelon Corp. (a)	44,013	1,832,701
FirstEnergy Corp. (a)	20,054	742,399
NextEra Energy, Inc.	27,569	1,433,312
Northeast Utilities	11,856	377,969
Pepco Holdings, Inc.	14,968	273,166
Pinnacle West Capital Corp.	7,333	303,953
PPL Corp.	32,434	853,663
Progress Energy, Inc.	19,334	840,642
Southern Co. (a)	56,027	2,141,912
		13,468,350
Gas Utilities 0.1%
Nicor, Inc. (a)	2,902	144,867
ONEOK, Inc. (a)	7,177	398,108
		542,975
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	44,360	540,305
Constellation Energy Group, Inc.	13,438	411,606
NRG Energy, Inc.* (a)	16,637	325,087
		1,276,998
Multi-Utilities 1.3%
Ameren Corp.	16,278	458,877
CenterPoint Energy, Inc.	28,412	446,637
CMS Energy Corp.	16,559	307,997
	Shares	Value ($)

Consolidated Edison, Inc. (a)	19,217	952,587
Dominion Resources, Inc.	39,126	1,671,463
DTE Energy Co.	11,384	515,923
Integrys Energy Group, Inc.	5,205	252,494
NiSource, Inc.	18,623	328,137
PG&E Corp.	26,033	1,245,419
Public Service Enterprise Group, Inc.	33,476	1,064,871
SCANA Corp.	7,561	306,977
Sempra Energy	16,170	848,601
TECO Energy, Inc. (a)	14,226	253,223
Wisconsin Energy Corp.	7,858	462,522
Xcel Energy, Inc.	30,144	709,892
		9,825,620
Total Common Stocks (Cost $686,052,402)		761,981,710

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.175%**, 5/5/2011 (b) (Cost $1,354,167)	1,355,000	1,354,325

	Shares	Value ($)

Securities Lending Collateral 10.5%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $80,919,416)	80,919,416	80,919,416

Cash Equivalents 1.2%
Central Cash Management Fund, 0.19% (c) (Cost $9,353,550)	9,353,550	9,353,550

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $777,679,535)+	110.4	853,609,001
Other Assets and Liabilities, Net	(10.4)	(80,501,113)
Net Assets	100.0	773,107,888

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $806,292,197. At December 31, 2010, net unrealized appreciation for all securities based on tax cost was $47,316,804. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $174,402,944 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $127,086,140.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2010 amounted to $78,984,238, which is 10.2% of net assets.

(b) At December 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At December 31, 2010, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 Index	USD	3/17/2011	38	11,903,500	329,093

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$761,981,710	$—	$—	$761,981,710
Short-Term Investments (e)	90,272,966	1,354,325	—	91,627,291
Derivatives (f)	329,093	—	—	329,093
Total	$852,583,769	$1,354,325	$—	$853,938,094

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the year ended December 31, 2010.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2010
Assets
Investments: Investments in securities, at value (cost $687,406,569) — including $78,984,238 of securities loaned	$763,336,035
Investment in Daily Assets Fund Institutional (cost $80,919,416)*	80,919,416
Investment in Central Cash Management Fund (cost $9,353,550)	9,353,550
Total investments, at value (cost $777,679,535)	853,609,001
Dividends receivable	905,340
Interest receivable	11,514
Receivable for investments sold	132,610
Receivable for Fund shares sold	18,534
Other assets	11,139
Total assets	854,688,138
Liabilities
Payable upon return of securities loaned	80,919,416
Payable for Fund shares redeemed	330,914
Payable for daily variation margin on open futures contracts	14,250
Accrued management fee	132,346
Accrued expenses and payables	183,324
Total liabilities	81,580,250
Net assets, at value	$773,107,888
Net Assets Consist of
Undistributed net investment income	12,292,276
Net unrealized appreciation (depreciation) on: Investments	75,929,466
Futures	329,093
Accumulated net realized gain (loss)	(40,506,095)
Paid-in capital	725,063,148
Net assets, at value	$773,107,888
Class A Net Asset Value, offering and redemption price per share ($699,436,429 ÷ 53,096,781 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$13.17
Class B Net Asset Value, offering and redemption price per share ($53,454,033 ÷ 4,060,194 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$13.17
Class B2 Net Asset Value, offering and redemption price per share ($20,217,426 ÷ 1,536,957 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$13.15

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2010
Investment Income
Income: Dividends	$15,008,552
Interest	3,106
Income distributions — Central Cash Management Fund	16,332
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	149,097
Total income	15,177,087
Expenses: Management fee	1,469,763
Administration fee	734,882
Custodian fee	31,458
Distribution service fees (Class B and Class B2)	173,648
Recordkeeping fee (Class B2)	29,375
Services to shareholders	18,881
Professional fees	60,574
Trustees' fees and expenses	26,484
Reports to shareholders	32,764
Other	51,508
Total expenses	2,629,337
Net investment income (loss)	12,547,750
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	10,067,953
Futures	1,508,246
11,576,199
Change in net unrealized appreciation (depreciation) on: Investments	78,005,617
Futures	143,053
78,148,670
Net gain (loss)	89,724,869
Net increase (decrease) in net assets resulting from operations	$102,272,619

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations: Net investment income (loss)	$12,547,750	$13,727,808
Net realized gain (loss)	11,576,199	(8,316,684)
Change in net unrealized appreciation (depreciation)	78,148,670	156,866,272
Net increase (decrease) in net assets resulting from operations	102,272,619	162,277,396
Distributions to shareholders from: Net investment income: Class A	(12,705,478)	(17,327,332)
Class B	(822,134)	(1,082,916)
Class B2	(300,774)	(464,083)
Total distributions	(13,828,386)	(18,874,331)
Fund share transactions: Class A Proceeds from shares sold	34,225,993	51,508,341
Reinvestment of distributions	12,705,478	17,327,332
Cost of shares redeemed	(105,618,602)	(105,596,818)
Net increase (decrease) in net assets from Class A share transactions	(58,687,131)	(36,761,145)
Class B Proceeds from shares sold	3,731,491	5,682,280
Reinvestment of distributions	822,134	1,082,916
Cost of shares redeemed	(6,731,217)	(6,955,518)
Net increase (decrease) in net assets from Class B share transactions	(2,177,592)	(190,322)
Class B2 Proceeds from shares sold	559,322	312,854
Reinvestment of distributions	300,774	464,083
Cost of shares redeemed	(3,426,496)	(3,073,750)
Net increase (decrease) in net assets from Class B2 share transactions	(2,566,400)	(2,296,813)
Increase (decrease) in net assets	25,013,110	104,154,785
Net assets at beginning of period	748,094,778	643,939,993
Net assets at end of period (including undistributed net investment income of $12,292,276 and $13,582,034, respectively)	$773,107,888	$748,094,778

The accompanying notes are an integral part of the financial statements.
Increase (Decrease) in Net Assets	Years Ended December 31,
	2010	2009
Class A Shares outstanding at beginning of period	58,025,792	61,222,579
Shares sold	2,918,830	5,559,660
Shares issued to shareholders in reinvestment of distributions	1,017,252	1,969,015
Shares redeemed	(8,865,093)	(10,725,462)
Net increase (decrease) in Class A shares	(4,929,011)	(3,196,787)
Shares outstanding at end of period	53,096,781	58,025,792
Class B Shares outstanding at beginning of period	4,245,476	4,244,481
Shares sold	314,546	581,990
Shares issued to shareholders in reinvestment of distributions	65,771	122,919
Shares redeemed	(565,599)	(703,914)
Net increase (decrease) in Class B shares	(185,282)	995
Shares outstanding at end of period	4,060,194	4,245,476
Class B2 Shares outstanding at beginning of period	1,758,162	1,992,383
Shares sold	46,908	32,417
Shares issued to shareholders in reinvestment of distributions	24,042	52,617
Shares redeemed	(292,155)	(319,255)
Net increase (decrease) in Class B2 shares	(221,205)	(234,221)
Shares outstanding at end of period	1,536,957	1,758,162

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended December 31,	2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$11.68	$9.55		$15.53		$14.97		$13.11
Income (loss) from investment operations: Net investment income (loss)a	.21	.21		.27		.27		.24
Net realized and unrealized gain (loss)	1.51	2.20		(5.93)		.52		1.78
Total from investment operations	1.72	2.41		(5.66)		.79		2.02
Less distributions from: Net investment income	(.23)	(.28)		(.32)		(.23)		(.16)
Net asset value, end of period	$13.17	$11.68		$9.55		$15.53		$14.97
Total Return (%)	14.70	26.32	b	(37.15	)b	5.30	b	15.52	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	699	678		584		1,046		1,412
Ratio of expenses before expense reductions (%)	.33	.34		.33		.33		.28
Ratio of expenses after expense reductions (%)	.33	.32		.28		.30		.27
Ratio of net investment income (loss) (%)	1.74	2.10		2.07		1.71		1.73
Portfolio turnover rate (%)	5	8		6		7	c	9
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Class B Years Ended December 31,	2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$11.68	$9.54		$15.52		$14.96		$13.10
Income (loss) from investment operations: Net investment income (loss)a	.18	.18		.24		.23		.21
Net realized and unrealized gain (loss)	1.51	2.22		(5.94)		.52		1.78
Total from investment operations	1.69	2.40		(5.70)		.75		1.99
Less distributions from: Net investment income	(.20)	(.26)		(.28)		(.19)		(.13)
Net asset value, end of period	$13.17	$11.68		$9.54		$15.52		$14.96
Total Return (%)	14.52	26.03	b	(37.34	)b	5.03	b	15.24	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	50		40		65		84
Ratio of expenses before expense reductions (%)	.58	.59		.58		.58		.53
Ratio of expenses after expense reductions (%)	.58	.57		.53		.55		.52
Ratio of net investment income (loss) (%)	1.49	1.85		1.82		1.46		1.48
Portfolio turnover rate (%)	5	8		6		7	c	9
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Class B2 Years Ended December 31,	2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$11.67	$9.54		$15.51		$14.96		$13.09
Income (loss) from investment operations: Net investment income (loss)a	.16	.17		.22		.21		.19
Net realized and unrealized gain (loss)	1.50	2.21		(5.93)		.52		1.79
Total from investment operations	1.66	2.38		(5.71)		.73		1.98
Less distributions from: Net investment income	(.18)	(.25)		(.26)		(.18)		(.11)
Net asset value, end of period	$13.15	$11.67		$9.54		$15.51		$14.96
Total Return (%)	14.29	25.79	b	(37.36	)b	4.85	b	15.20	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	21		19		48		57
Ratio of expenses before expense reductions (%)	.73	.74		.72		.72		.67
Ratio of expenses after expense reductions (%)	.73	.70		.63		.65		.63
Ratio of net investment income (loss) (%)	1.34	1.72		1.72		1.36		1.37
Portfolio turnover rate (%)	5	8		6		7	c	9
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Equity 500 Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate up to 0.25% and 0.15%, respectively, of Class B and Class B2 shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At December 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $11,647,000, including $1,072,000 inherited from its merger with an affiliated fund in fiscal year 2005, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2012 ($1,072,000) and December 31, 2017 ($10,575,000), the respective expiration dates, whichever occurs first, subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

During the year ended December 31, 2010, the Fund utilized $15,534,000 of prior year capital losss carryforward.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2010, the Fund's components of distributable earnings (accumulated gains) on a tax basis were as follows:
Undistributed ordinary income	$12,292,276
Capital loss carryforwards	$(11,647,000)
Unrealized appreciation (depreciation) on investments	$47,316,804

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2010	2009
Distributions from ordinary income	$13,828,386	$18,874,331

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2010, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2010 is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2010, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $11,036,000 to $15,914,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivatives	Futures Contracts
Equity Contracts (a)	$329,093

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Net unrealized appreciation (depreciation) on futures. Liability of payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,508,246

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$143,053

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $38,190,141 and $98,705,787, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays an annual management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the year ended December 31, 2010, the fee pursuant to the management agreement was equivalent to an annual effective rate of 0.20% of the Fund's average daily net assets.

Northern Trust Investments, Inc. ("NTI") acts as investment sub-advisor for the Fund. As the Fund's investment sub-advisor, NTI makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to these purchase and sale decisions. NTI is paid by the Advisor for its services.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2010, the Administration Fee was $734,882, of which $65,511 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the year ended December 31, 2010, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2010
Class B	$124,689	$11,214
Class B2	48,959	4,260
	$173,648	$15,474

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2010, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2010
Class A	$706	$175
Class B	101	24
Class B2	48	12
	$855	$211

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $20,402, of which $7,585 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Ownership of the Fund

At December 31, 2010, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 61% and 11%, respectively. At December 31, 2010, one participating insurance company was a beneficial owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 87%. At December 31, 2010, one participating insurance company was a beneficial owner of record of 100% of the total outstanding Class B2 shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Investments VIT Funds and the Shareholders of DWS Equity 500 Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Equity 500 Index VIP (the "Fund") at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
Boston, Massachusetts February 11, 2011	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

For corporate shareholders, 100% of the income dividends paid during the Fund's fiscal year ended December 31, 2010 qualified as a dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please contact your insurance provider.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreement (the "Sub-Advisory Agreement," and together with the Agreement, the "Agreements") between DWS and Northern Trust Investments, Inc. ("NTI") in September 2010.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• In September 2010, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 Plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreements were approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DWS and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by Lipper), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2009, the Fund's performance (Class A shares) was in the 1st quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS and NTI historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DWS under the Fund's administrative services agreement, were at the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DWS out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2009, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on factors as asset size).

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DWS pays NTI's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and NTI and their affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS and NTI related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of December 31, 2010. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.
Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (education committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	122
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	122
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Lead Director, Becton Dickinson and Company3 (medical technology company); Lead Director, Belo Corporation3 (media company); Public Radio International; Public Radio Exchange (PRX); The PBS Foundation. Former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	122
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		122
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	122
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	122
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007); Independent Director of Barclays Bank Delaware (since September 2010). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)
		122
William McClayton (1944) Board Member since 2004+	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	122
Rebecca W. Rimel (1951) Board Member since 1995
President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Director, CardioNet, Inc.2 (2009-present) (health care). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care2 (January 2007-June 2007); Trustee, Pro Publica (charitable organization) (2007-2010)
		122
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	122
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	122
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	125

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark6 (1965) President, 2006-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

Ingo Gefeke7 (1967) Executive Vice President since 2010
Managing Director3, Deutsche Asset Management; Global Head of Distribution and Product Management, DWS Global Head of Trading and Securities Lending. Member of the Board of Directors of DWS Investment GmbH Frankfurt (since July 2009) and DWS Holding & Service GmbH Frankfurt (since January 2010); formerly, Global Chief Administrative Officer, Deutsche Asset Management (2004-2009); Global Chief Operating Officer, Global Transaction Banking, Deutsche Bank AG, New York (2001-2004); Chief Operating Officer, Global Banking Division Americas, Deutsche Bank AG, New York (1999-2001); Central Management, Global Banking Services, Deutsche Bank AG, Frankfurt (1998-1999); Relationship Management, Deutsche Bank AG, Tokyo, Japan (1997-1998)

John Millette8 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson8 (1962) Chief Legal Officer, April 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Rita Rubin9 (1970) Assistant Secretary, 2009-present	Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca8 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark8 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally8 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso9 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management

Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Robert Kloby9 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 100 Plaza One, Jersey City, NJ 07311.

7 Effective January 11, 2011, Mr. Gefeke, Executive Vice President, resigned as an officer of the fund.

The mailing address of Mr. Gefeke is 345 Park Avenue, New York, New York 10154. Mr. Gefeke was an interested Board Member of certain DWS funds by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Gefeke received no compensation from the fund.

8 Address: One Beacon Street, Boston, MA 02108.

9 Address: 60 Wall Street, New York, New York 10005.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-equ500-2 (R-20600-1 2/11)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS EQUITY 500 INDEX VIP
FORM N-CSR DISCLOSURE RE: AUDIT FEES
The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund
Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2010	$37,875	$0	$0	$0
2009	$39,583	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers
The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.
Fiscal Year December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2010	$7,500	$0	$0
2009	$2,000	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services
The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2010	$0	$0	$0	$0
2009	$0	$0	$100,000	$100,000

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.
***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 23, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 23, 2011